Segment disclosure	12 Months Ended
Dec. 31, 2024
Segment disclosure
Segment disclosure

27. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and related interests, and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.

Geographic revenues from the sale of metals and diamonds received or acquired from streams and related interests and royalties is determined by the location of the mining operations giving rise to the stream and related interests or royalty.

For the years ended December 31, 2024 and 2023, stream and related interests, and royalty revenues were mainly earned from the following jurisdictions:

Revenue by geography

For the years ended December 31	2024	2023
Australia[1]	$94,095	$54,064
Peru[2]	70,509	45,863
United States[3]	26,520	26,366
Colombia[5]	16,352	11,352
Côte d'Ivoire[4]	15,041	2,570
South Africa[5]	13,998	12,487
Canada[6]	10,909	15,967
Mongolia[5]	10,706	19,030
Mexico[7]	10,585	10,887
Other[8]	276	5,438
Total revenues	$268,991	$204,024
1.	Includes revenue from streams for the year ended December 31, 2024 of $64.6 million (2023: $28.3 million) and revenues from royalties for the year ended December 31, 2024 of $29.5 million (2023: $25.7 million).
2.	Includes revenue from streams for the year ended December 31, 2024 of $69.9 million (2023: $45.6 million) and revenues from royalties for the year ended December 31, 2024 of $0.6 million (2023: $0.3 million).
3.	Includes revenue from streams and related interests for the year ended December 31, 2024 of $13.5 million (2023: $22.3 million) and revenues from royalties for the year ended December 31, 2024 of $11.7 million (2023: $4.1 million) and other revenue of $1.3 million (2023: $nil).
4.	Includes revenue from streams and related interests for the year ended December 31, 2024 of $12.0 million (2023: $nil) and revenues from royalties for the year ended December 31, 2024 of $3.0 million (2023: $2.6 million).
5.	All revenue from streams and related interests.
6.	Includes revenue from streams for the year ended December 31, 2024 of $0.8 million (2023: $7.7 million) and revenues from royalties for the year ended December 31, 2024 of $10.1 million (2023: $8.2 million).
7.	Includes revenue from streams for the year ended December 31, 2024 of $3.4 million (2023: $5.1 million) and revenues from royalties for the year ended December 31, 2024 of $7.2 million (2023: $5.7 million).
8.	Includes revenue from streams of $0.2 million (2023: $5.2 million) and revenues from royalties of $0.1 million (2023: $0.2 million).

As at December 31, 2024 and 2023, non-current assets were located in the following jurisdictions:

For the years ended December 31	2024	2023
Australia	$607,194	$636,310
United States	297,232	399,051
Canada	236,536	254,066
South Africa	130,860	130,975
Côte d’Ivoire	101,468	59,321
Peru	90,036	115,179
Mexico	66,376	72,826
Colombia	43,145	46,040
Chile	32,391	31,764
Guatemala	24,900	24,900
Honduras	22,187	22,268
Mongolia	17,350	18,110
Other	24,659	26,616
Total non-current assets	$1,694,334	$1,837,426